Subsequent Events (Details) - $ / shares	Jul. 31, 2025	Jul. 20, 2025	Apr. 08, 2025
Subsequent Events [Line Items]
Ordinary shares per share (in Dollars per share)			$ 1
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares reserved for issuance	245,000	1,200,000